American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
March 31, 2021

NT Disciplined Growth - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.4%
Aerospace and Defense — 0.3%
Boeing Co. (The)(1)	7,684	1,957,268
Airlines — 1.0%
Alaska Air Group, Inc.(1)	31,609	2,187,659
JetBlue Airways Corp.(1)	98,825	2,010,101
Southwest Airlines Co.(1)	29,307	1,789,485
		5,987,245
Auto Components — 0.5%
Aptiv plc(1)	11,262	1,553,030
Dana, Inc.	59,906	1,457,513
		3,010,543
Automobiles — 3.2%
General Motors Co.(1)	72,100	4,142,866
Tesla, Inc.(1)	22,457	14,999,704
		19,142,570
Banks — 2.7%
Bank of America Corp.	51,985	2,011,300
Citigroup, Inc.	60,101	4,372,348
Fifth Third Bancorp	93,554	3,503,597
JPMorgan Chase & Co.	21,131	3,216,772
Regions Financial Corp.	158,647	3,277,647
		16,381,664
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(1)	2,168	2,615,215
Biotechnology — 1.8%
AbbVie, Inc.	83,057	8,988,428
Blueprint Medicines Corp.(1)	17,573	1,708,623
		10,697,051
Building Products — 0.9%
Advanced Drainage Systems, Inc.	18,846	1,948,488
AO Smith Corp.	53,460	3,614,431
		5,562,919
Capital Markets — 1.0%
MarketAxess Holdings, Inc.	5,341	2,659,391
MSCI, Inc.	8,665	3,633,061
		6,292,452
Chemicals — 1.4%
Scotts Miracle-Gro Co. (The)	16,737	4,100,063
Sherwin-Williams Co. (The)	2,493	1,839,859
Trinseo SA	45,179	2,876,547
		8,816,469
Construction and Engineering — 0.8%
Ameresco, Inc., Class A(1)	15,387	748,270
EMCOR Group, Inc.	38,653	4,335,320
		5,083,590
Consumer Finance — 0.6%
Capital One Financial Corp.	15,438	1,964,177
Synchrony Financial	36,478	1,483,195
		3,447,372

Containers and Packaging — 0.2%
Avery Dennison Corp.	6,635	1,218,518
Electrical Equipment — 0.3%
Eaton Corp. plc	12,972	1,793,768
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc.(1)	6,617	948,878
Entertainment — 2.7%
Electronic Arts, Inc.	28,136	3,808,770
Live Nation Entertainment, Inc.(1)	15,742	1,332,560
Netflix, Inc.(1)	2,877	1,500,816
Roku, Inc.(1)	5,022	1,636,017
Spotify Technology SA(1)	5,390	1,444,251
Take-Two Interactive Software, Inc.(1)	23,745	4,195,741
Walt Disney Co. (The)(1)	13,117	2,420,349
		16,338,504
Equity Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group, Inc.	22,671	2,579,280
Food Products — 0.9%
Hershey Co. (The)	25,439	4,023,432
Tyson Foods, Inc., Class A	19,875	1,476,713
		5,500,145
Health Care Equipment and Supplies — 2.5%
ABIOMED, Inc.(1)	10,350	3,298,855
Align Technology, Inc.(1)	2,281	1,235,230
Hill-Rom Holdings, Inc.	16,914	1,868,659
Hologic, Inc.(1)	12,991	966,271
IDEXX Laboratories, Inc.(1)	13,511	6,611,067
ResMed, Inc.	5,014	972,816
		14,952,898
Health Care Providers and Services — 1.7%
HCA Healthcare, Inc.	25,914	4,880,643
McKesson Corp.	19,030	3,711,611
UnitedHealth Group, Inc.	4,310	1,603,622
		10,195,876
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	10,576	2,762,874
Hotels, Restaurants and Leisure — 2.5%
Booking Holdings, Inc.(1)	1,990	4,636,382
Brinker International, Inc.(1)	15,092	1,072,437
Denny's Corp.(1)	94,545	1,712,210
Expedia Group, Inc.(1)	8,955	1,541,335
Starbucks Corp.	23,289	2,544,789
Yum! Brands, Inc.	36,069	3,901,944
		15,409,097
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	9,617	1,849,445
Household Products — 0.3%
Clorox Co. (The)	8,422	1,624,435
Insurance — 0.5%
Travelers Cos., Inc. (The)	21,892	3,292,557
Interactive Media and Services — 8.4%
Alphabet, Inc., Class A(1)	12,253	25,272,058
Alphabet, Inc., Class C(1)	857	1,772,816

Facebook, Inc., Class A(1)	75,965	22,373,971
TripAdvisor, Inc.(1)	27,397	1,473,685
		50,892,530
Internet and Direct Marketing Retail — 7.5%
Amazon.com, Inc.(1)	13,312	41,188,393
eBay, Inc.	70,951	4,345,039
		45,533,432
IT Services — 3.2%
EPAM Systems, Inc.(1)	5,970	2,368,239
Mastercard, Inc., Class A	9,427	3,356,484
PayPal Holdings, Inc.(1)	42,890	10,415,408
Visa, Inc., Class A	16,351	3,461,997
		19,602,128
Leisure Products — 0.7%
Mattel, Inc.(1)	36,088	718,873
Polaris, Inc.	26,317	3,513,319
		4,232,192
Life Sciences Tools and Services — 1.9%
Illumina, Inc.(1)	4,129	1,585,784
Mettler-Toledo International, Inc.(1)	1,424	1,645,702
Thermo Fisher Scientific, Inc.	6,433	2,935,892
Waters Corp.(1)	18,927	5,378,486
		11,545,864
Machinery — 0.6%
Caterpillar, Inc.	8,380	1,943,071
CNH Industrial NV(1)	96,682	1,512,106
		3,455,177
Media — 0.4%
Comcast Corp., Class A	26,604	1,439,543
Discovery, Inc., Class C(1)	19,799	730,385
		2,169,928
Metals and Mining — 0.9%
Freeport-McMoRan, Inc.(1)	111,531	3,672,716
Nucor Corp.	23,491	1,885,622
		5,558,338
Oil, Gas and Consumable Fuels — 0.3%
EOG Resources, Inc.	24,103	1,748,191
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	79,385	5,011,575
Professional Services — 0.3%
Nielsen Holdings plc	72,159	1,814,799
Real Estate Management and Development — 0.1%
Redfin Corp.(1)	14,077	937,387
Road and Rail — 0.5%
Lyft, Inc., Class A(1)	23,697	1,497,177
Old Dominion Freight Line, Inc.	6,720	1,615,555
		3,112,732
Semiconductors and Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.(1)	46,151	3,622,853
Applied Materials, Inc.	45,424	6,068,646
Broadcom, Inc.	16,014	7,425,051
Cohu, Inc.(1)	53,164	2,224,382
Lattice Semiconductor Corp.(1)	66,350	2,987,077
Micron Technology, Inc.(1)	45,713	4,032,344

Monolithic Power Systems, Inc.	6,824	2,410,305
NVIDIA Corp.	16,491	8,805,040
NXP Semiconductors NV	13,160	2,649,634
QUALCOMM, Inc.	66,750	8,850,382
Teradyne, Inc.	12,120	1,474,762
Texas Instruments, Inc.	31,938	6,035,963
Universal Display Corp.	6,906	1,635,134
		58,221,573
Software — 17.7%
Adobe, Inc.(1)	12,346	5,868,918
Autodesk, Inc.(1)	20,873	5,784,952
Box, Inc., Class A(1)	65,782	1,510,355
Cadence Design Systems, Inc.(1)	29,032	3,977,094
CommVault Systems, Inc.(1)	26,686	1,721,247
Fortinet, Inc.(1)	4,715	869,540
Intuit, Inc.	14,033	5,375,481
j2 Global, Inc.(1)	28,359	3,399,110
Microsoft Corp.	226,170	53,324,101
NortonLifeLock, Inc.	96,536	2,052,355
Oracle Corp. (New York)	45,248	3,175,052
Palo Alto Networks, Inc.(1)	9,624	3,099,505
ServiceNow, Inc.(1)	14,381	7,192,082
Workday, Inc., Class A(1)	33,151	8,235,703
Zoom Video Communications, Inc., Class A(1)	4,580	1,471,508
		107,057,003
Specialty Retail — 4.6%
AutoNation, Inc.(1)	18,125	1,689,612
Best Buy Co., Inc.	25,530	2,931,099
Home Depot, Inc. (The)	22,592	6,896,208
Lowe's Cos., Inc.	43,743	8,319,044
Rent-A-Center, Inc.	33,845	1,951,503
Ross Stores, Inc.	25,425	3,048,712
TJX Cos., Inc. (The)	49,187	3,253,720
		28,089,898
Technology Hardware, Storage and Peripherals — 10.8%
Apple, Inc.	444,440	54,288,346
Dell Technologies, Inc., Class C(1)	21,008	1,851,855
Hewlett Packard Enterprise Co.	100,516	1,582,122
HP, Inc.	110,332	3,503,041
Logitech International SA	13,112	1,370,204
Pure Storage, Inc., Class A(1)	126,457	2,723,884
		65,319,452
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	3,713	1,226,850
PVH Corp.(1)	16,846	1,780,622
		3,007,472
TOTAL COMMON STOCKS (Cost $398,146,864)		584,770,304
TEMPORARY CASH INVESTMENTS — 4.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $5,030,852), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $4,932,038)		4,932,037
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 3/31/26, valued at $16,774,937), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $16,446,000)		16,446,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	6,375,730	6,375,730
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,753,767)		27,753,767
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $425,900,631)		612,524,071
OTHER ASSETS AND LIABILITIES — (1.0)%		(6,221,663)
TOTAL NET ASSETS — 100.0%		$606,302,408

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	94	June 2021	$18,646,780	$343,050
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	584,770,304	—	—
Temporary Cash Investments	6,375,730	21,378,037	—
	591,146,034	21,378,037	—
Other Financial Instruments
Futures Contracts	343,050	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.